CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Accumulated Loss [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2013	$ 137,326,561	$ 17,343	$ (398,672)	$ 146,676,163	$ (32,667,469)	$ 23,699,196
Balance, shares at Dec. 31, 2013		173,427,853
Net income	16,649,176				16,649,176
Other comprehensive loss	(3,662,013)					(3,662,013)
Share-based compensation	1,792,819			1,792,819
Follow-on equity offering, net of issuance costs	54,624,447	$ 5,000		54,619,447
Follow-on equity offering, net of issuance costs shares		50,000,000
Options Exercise	37,080	$ 15		37,065
Options Exercise, shares		150,000
Balance at Dec. 31, 2014	206,768,070	$ 22,358	(398,672)	203,125,494	(16,018,293)	20,037,183
Balance, shares at Dec. 31, 2014		223,577,853
Net income	13,047,584				12,956,889		90,695
Other comprehensive loss	(11,286,150)					(11,256,870)	(29,280)
Share-based compensation	3,687,951			3,687,951
Follow-on equity offering, net of issuance costs	27,996,959	$ 3,850		27,993,109
Follow-on equity offering, net of issuance costs shares		38,500,000
Options Exercise	275,783	$ 112		275,671
Options Exercise, shares		1,115,625
Repurchase of stock	$ (1,350,164)		(1,350,164)
Repurchase of stock, shares	(2,356,900)	(2,356,900)
Capital injection from noncontrolling shareholders	$ 2,516,457			1,275,845			1,240,612
Balance at Dec. 31, 2015	241,656,490	$ 26,320	(1,748,836)	236,358,070	(3,061,404)	8,780,313	1,302,027
Balance, shares at Dec. 31, 2015		260,836,578
Net income	43,923,997				43,493,756		430,241
Other comprehensive loss	(17,605,240)					(17,502,133)	(103,107)
Share-based compensation	2,702,089			2,702,089
Options Exercise	$ 1,051,586	$ 212		1,051,374
Options Exercise, shares	2,119,700	2,119,700
Balance at Dec. 31, 2016	$ 271,728,922	$ 26,532	$ (1,748,836)	$ 240,111,533	$ 40,432,352	$ (8,721,820)	$ 1,629,161
Balance, shares at Dec. 31, 2016		262,956,278